Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	BENSON HILL, INC.
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0001830210
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false